BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	4.90%	5.30%
Borrowings range start	Apr. 01, 2026	May 01, 2025
Maximum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	8.50%	8.20%
Borrowings range end	Dec. 31, 2028	Jan. 31, 2027
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Outstanding borrowings	$ 0	$ 0
Undrawn revolving credit facilities	400,000	400,000
Secured Debt [Member]
Secured Borrowings [Abstract]
Outstanding borrowings	116,910	80,615
Borrowings Under Securitization Transactions [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings	$ 676,667	$ 299,474